UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08058

                         The Noah Investment Group Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               975 Delchester Road
                                  P.O. Box 727
                            Newtown Square, PA 19028
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-794-6624

Date of fiscal year end:     10/31/2004

Date of reporting period:   4/30/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.
                                [LOGO NOAH FUND]


                                 1-800-794-6624
                                 1-800-794-NOAH


                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2004

April 30, 2004

Dear Fellow Shareholders:

Once again we at the NOAH FUND thank you for your investment in and support of the FUND.

For the six month period ended April 30, 2004, your FUND achieved an unaudited total return of 3.01%, compared with a return of 3.40% for the same period last year. The FUND's unaudited one year return through April 30, 2004 was 18.56%, compared to -14.57% for the same period last year. FUND returns for other periods are detailed in the body of your semi-annual report, and I encourage you to read it carefully. You will find that our FUND's investment philosophy has recently borne fruit.

Our FUND continues to benefit from the involvement of John Geewax and Geewax Terker & Co. as sub-adviser to the FUND. Geewax Terker is responsible for the day to day investment of the FUND's assets and has designed and implemented the investment strategy that has resulted in the FUND's performance results. Geewax Terker has always followed a philosophy for the FUND of investing in large-cap growth stocks, with a long term holding horizon, and staying as fully invested as possible.

As you are probably aware, Polestar Management Company, your FUND's investment adviser, continues its commitment to donate up to ten percent of the gross management fees it receives as a tithe to missions, discipleships, and the needs of the poor. Over the last year, Polestar has made donations to Campus Crusade for Christ International, Inc., Providence Forum, and the Urban Family Council. We are grateful to be a part of a FUND with biblically based principles, and our commitment to tithe further serves that purpose to the greater glory of our Lord.

Investing in the FUND is more than a decision to invest in a security with the hopes of achieving profit. It is a statement that your investment counts and that your care about the morality and actions of the companies in which you invest. The NOAH FUND will always remain committed to its principles, and we urge you to continue to support the FUND in this mission. If you would like more information about the FUND, please feel free to call us at 1-800-794 NOAH
(6624).

                                        In Jesus' Name,

                                        /s/ William L. Van Alen, Jr.

                                        William L. Van Alen, Jr.
                                        President
                                        NOAH FUND

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. AS OF 3/31/04, PERFORMANCE FOR THE 1-YEAR, 5-YEAR AND SINCE INCEPTION PERIODS (INCEPTION DATE 5/17/96) WITH SALES LOAD IS 21.97%, -9.82%, AND 4.67%, RESPECTIVELY. THE FUND IS SUBJECT TO A MAXIMUM SALES LOAD OF 5.50%. THE RETURN FIGURES ASSUME REINVESTMENT OF DIVIDENDS PAID BY THE FUND AND REFLECT FEES AND EXPENSES CHARGED TO THE FUND. THE ADVISOR HAS AGREED TO WAIVE OR DEFER A PORTION OF THE MANAGEMENT FEES AND TO PAY OTHER OPERATING EXPENSES OTHERWISE PAYABLE BY THE FUND. WITHOUT SUCH A WAIVER, RETURNS WOULD BE LOWER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN THE MOST RECENT MONTH-END STANDARDIZED PERFORMANCE, CALL 1-800-794-NOAH (6624) OR VISIT WWW.NOAHFUND.COM.

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        MARKET
                                                               SHARES    VALUE
                                                               ------    -----

COMMON STOCKS - 99.43%
       BIOTECHNOLOGY - 0.64%
              Charles River Laboratories
                International, Inc.*                           1,350   $ 62,100
                                                                       --------

       BUILDING MATERIALS - 0.46%
              Drew Industries, Inc.*                             400     14,880
              Florida Rock Industries, Inc.                      230      9,152
              Masco Corp.                                        720     20,167
                                                                       --------
                                                                         44,199
                                                                       --------

       CHEMICALS - 0.86%
              Ashland, Inc.                                      400     19,160
              Valspar Corp.                                    1,300     64,545
                                                                       --------
                                                                         83,705
                                                                       --------

       COMMERCIAL SERVICES - 3.00%
              Aarons Rents, Inc.                               3,600    104,256
              Aramark Corp.                                    6,500    185,900
                                                                       --------
                                                                        290,156
                                                                       --------

       COMPUTER SOFTWARE & SERVICES - 10.08%
              Autodesk, Inc.                                   6,200    207,700
              Microsoft Corp.                                 25,150    653,145
              Pixar, Inc.*                                       200     13,660
              Red Hat, Inc.*                                   4,500    102,195
                                                                       --------
                                                                        976,700
                                                                       --------

       COMPUTERS - 4.56%
              Dell, Inc.*                                     12,300    426,933
              Imation Corp.                                      380     14,809
                                                                       --------
                                                                        441,742
                                                                       --------

       COSMETICS & TOILETRIES - 3.92%
              Procter & Gamble Co.                             3,590    379,642
                                                                       --------

       DIVERSIFIED MANUFACTURING - 4.08%
              3M Co.                                           2,720    235,226
              Carlisle Companies, Inc.                         1,180     69,915
              Corning, Inc.*                                   7,800     86,034
              Dover Corp.                                        100      4,003
                                                                       --------
                                                                        395,178
                                                                       --------

    The accompanying notes are an integral part of the financial statements.

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        MARKET
                                                              SHARES    VALUE
                                                              ------    -----
       ELECTRONICS & ELECTRICAL DEVICES - 2.29%
              Rogers Corp.*                                   2,490     148,653
              WESCO International, Inc.*                      5,110      73,073
                                                                       --------
                                                                        221,726
                                                                       --------

       FINANCIAL SERVICES - 8.60%
              American Express Co.                              860      42,097
              Capital One Financial Corp.                     1,120      73,394
              CIT Group, Inc.                                 3,400     116,858
              Doral Financial Corp.                           1,253      41,069
              MBNA Corp.                                     14,200     346,196
              SLM Corp.                                       3,600     137,916
              T. Rowe Price Group, Inc.                       1,480      75,894
                                                                       --------
                                                                        833,424
                                                                       --------

       FOOD & BEVERAGES - 8.36%
              Del Monte Foods Co.*                           12,440     137,586
              Hershey Foods Corp.                               770      68,445
              Pepsico, Inc.                                   3,490     190,170
              The Coca-Cola Co.                               4,500     227,565
              The J.M. Smucker Co.                            1,790      93,617
              WM. Wrigley Jr. Co.                             1,500      92,550
                                                                       --------
                                                                        809,933
                                                                       --------

       HEALTHCARE - PRODUCTS - 5.39%
              Apogent Technologies, Inc.*                     5,000     162,100
              Bausch & Lomb, Inc.                               100       6,283
              Beckman Coulter, Inc.                           1,700      94,928
              Boston Scientific Corp.*                        5,890     242,609
              C.R. Bard, Inc.                                   100      10,627
              IMS Health, Inc.                                  200       5,050
                                                                       --------
                                                                        521,597
                                                                       --------

       HEALTHCARE - SERVICES - 0.34%
              Davita, Inc.*                                     640      32,704
                                                                       --------

    The accompanying notes are an integral part of the financial statements.

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        MARKET
                                                              SHARES    VALUE
                                                              ------    -----
       HOME BUILDERS - 4.93%
              Centex Corp.                                    1,200      57,540
              Hovnanian Enterprises, Inc.*                    2,480      89,206
              KB Home                                           900      62,037
              Lennar Corp.                                    1,000      46,850
              MDC Holdings, Inc.                                110       6,797
              Pulte Homes, Inc.                               3,500     172,095
              Toll Brothers, Inc.*                            1,090      43,131
                                                                       --------
                                                                        477,656
                                                                       --------

       HOUSEHOLD PRODUCTS - 3.59%
              Avery Dennison Corp.                            1,820     116,899
              Jarden Corp.*                                   6,200     230,640
                                                                       --------
                                                                        347,539
                                                                       --------

       INSURANCE - 4.08%
              American International Group, Inc.              5,520     395,508
                                                                       --------

       MACHINERY - 0.22%
              Briggs & Stratton Corp.                           300      21,000
                                                                       --------

       MEDIA - 1.62%
              Fox Entertainment Group, Inc.*                  1,880      52,358
              Hearst-Argyle Television, Inc.                  3,430      90,037
              Meredith Corp.                                    290      14,773
                                                                       --------
                                                                        157,168
                                                                       --------

       OIL & GAS - 3.09%
              Devon Energy Corp.                                800      48,960
              KCS Energy, Inc.                                4,400      52,888
              Pioneer Natural Resources Co.                     640      20,934
              Valero Energy Corp.                             1,500      95,640
              Whiting Petroleum Corp.*                        3,200      81,120
              XTO Energy, Inc.**                                              7
                                                                       --------
                                                                        299,549
                                                                       --------

    The accompanying notes are an integral part of the financial statements.

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        MARKET
                                                               SHARES   VALUE
                                                               ------   -----

       PACKAGING & CONTAINERS - 1.16%
              Ball Corp.                                         750     49,500
              Bemis Co.                                          600     16,206
              Pactiv Corp.*                                    2,040     46,818
                                                                      ---------
                                                                        112,524
                                                                      ---------

       PHARMACEUTICALS - 4.34%
              Abbott Laboratories                              8,200    360,964
              Endo Pharmaceuticals Holdings, Inc.*             2,500     59,675
                                                                      ---------
                                                                        420,639
                                                                      ---------

       RETAIL - 8.01%
              Cash America International, Inc.                 9,420    201,494
              Lowe's Companies, Inc.                           3,950    205,637
              MSC Industrial Direct Co.                        2,300     65,918
              Regis Corp.                                        230      9,987
              Wal-Mart Stores, Inc.                            5,140    292,980
                                                                      ---------
                                                                        776,016
                                                                      ---------

       SEMICONDUCTORS - 5.87%
              Cypress Semiconductor Corp.*                     6,750     94,298
              Intel Corp.                                     18,410    473,689
                                                                      ---------
                                                                        567,987
                                                                      ---------

       TELECOMMUNICATIONS - 7.43%
              Cisco Systems, Inc.*                            17,600    367,312
              Motorola, Inc.                                  19,300    352,225
                                                                      ---------
                                                                        719,537
                                                                      ---------

       TRANSPORTATION SERVICES - 2.51%
              Overnite Corp.                                     630     15,120
              United Parcel Service, Inc.                      3,240    227,286
                                                                      ---------
                                                                        242,406
                                                                      ---------

                TOTAL COMMON STOCKS (COST $9,573,298)                 9,630,335
                                                                      ---------

    The accompanying notes are an integral part of the financial statements.

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
                                                           SHARES     VALUE
                                                           ------     -----

SHORT-TERM INVESTMENTS - 0.01%
       MONEY MARKET FUND
              Evergreen Institutional Money Market Fund      561          561
                                                                  ------------

       TOTAL SHORT-TERM INVESTMENTS (COST $561)                           561
                                                                  ------------

TOTAL VALUE OF INVESTMENTS (COST $9,573,859) - 99.44%                9,630,896
                                                                  ------------

OTHER ASSETS LESS LIABILITIES, NET- 0.56%                               54,950
                                                                  ------------

TOTAL NET ASSETS - 100%                                           $  9,685,846
                                                                  ============

----------

*Non-income producing security

**Partial share held

    The accompanying notes are an integral part of the financial statements.

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
     Investments, at value (cost -- $9,573,859)                    $  9,630,896
     Receivables:
          Capital shares sold                                                55
          Dividends and interest                                          4,545
          Investment securities sold                                     51,269
     Prepaid expenses and other assets                                   11,959
                                                                   ------------
                 Total assets                                         9,698,724
                                                                   ------------

LIABILITIES
     Advisory fees payable                                                5,382
     Distribution fees payable                                            2,043
     Accrued expenses                                                     5,453
                                                                   ------------
                 Total liabilities                                       12,878
                                                                   ------------

NET ASSETS
     Capital stock, $0.001 par value
     (500,000,000 shares authorized)                                        726
     Paid-in capital                                                 15,944,759
     Undistributed net investment loss                                  (68,332)
     Accumulated net realized loss from investments                  (6,248,344)
     Net unrealized appreciation on investments                          57,037
                                                                   ------------
                 Net assets                                        $  9,685,846
                                                                   ============

     Shares outstanding                                                 725,721
                                                                   ------------
     Net asset value per share                                     $      13.35
                                                                   ============

     Maximum offering price per share
     (net asset value plus sales charge
     of 5.50%* of the offering price)                              $      14.13
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Interest                                                       $       176
     Dividends                                                           39,827
                                                                    -----------
                                                                         40,003
                                                                    -----------

EXPENSES
     Management fees                                                     49,243
     Accounting, administration & transfer agent fees                    19,697
     Distribution and service fees                                       12,311
     Legal and auditing fees                                             10,472
     Federal and state registration fees                                  8,917
     Reports and notices to shareholders                                 11,657
     Custodian fees and expenses                                          6,762
     Security pricing fees                                                1,613
     Insurance expenses                                                     648
     Other                                                                2,650
                                                                    -----------
        Total expenses before waivers                                   123,970
        Less:  waivers                                                  (15,635)
                                                                    -----------
        Total expenses after waivers                                    108,335
                                                                    -----------
     Net investment loss                                                (68,332)
                                                                    -----------


NET  REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain from:
        Investments                                                   1,287,609
     Net change in unrealized appreciation on:
        Investments                                                    (930,244)
                                                                    -----------
     Net realized and unrealized gain on investments                    357,365
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   289,033
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                           FOR THE                  FOR THE
                                                                       SIX MONTHS ENDED             YEAR ENDED
                                                                   APRIL 30, 2004 (UNAUDITED)  OCTOBER 31, 2003
                                                                   -----------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS
    Net investment loss                                                     $   (68,332)     $  (115,782)
    Net realized gain from investments                                        1,287,609          337,658
    Net change in unrealized appreciation/(depreciation) on investments        (930,244)       1,335,122
                                                                            -----------      -----------
    Net increase in net assets resulting from operations                        289,033        1,556,998
                                                                            -----------      -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income                                                            --               --
                                                                            -----------      -----------

    Net realized capital gains                                                       --               --
                                                                            -----------      -----------

CAPITAL SHARE TRANSACTIONS
    Net proceeds from the sale of capital shares                                459,849        1,319,990
    Cost of capital shares repurchased                                       (1,023,847)      (1,610,256)
    Capital shares issued in reinvestment of dividends                               --               --
                                                                            -----------      -----------

    Net decrease in net assets derived from capital share transactions         (563,998)        (290,266)
                                                                            -----------      -----------
    Total increase/(decrease) in net assets                                    (274,965)       1,266,732

NET ASSETS
    Beginning of year                                                         9,960,811        8,694,079
                                                                            -----------      -----------
    End of year                                                             $ 9,685,846      $ 9,960,811
                                                                            ===========      ===========

    The accompanying notes are an integral part of the financial statements.

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout each year presented

                                           FOR THE SIX MONTH
                                             PERIOD ENDED                       Year Ended October 31,
                                           APRIL 30, 2004   ------------------------------------------------------------------
                                             (UNAUDITED)       2003          2002          2001          2000          1999
                                             ----------     ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $    12.96     $    10.89    $    13.10    $    22.49    $    23.17    $    17.31
                                             ----------     ----------    ----------    ----------    ----------    ----------

INVESTMENT OPERATIONS:
    Net investment loss (a)                       (0.09)         (0.15)        (0.21)        (0.24)        (0.46)        (0.13)
    Net realized and unrealized
    gain/(loss) on investments                     0.48           2.22         (2.00)        (9.15)         1.37          6.43
                                             ----------     ----------    ----------    ----------    ----------    ----------
       Total from Investment Operations            0.39           2.07         (2.21)        (9.39)         0.91          6.30
                                             ----------     ----------    ----------    ----------    ----------    ----------

DISTRIBUTIONS:
   From net investment income                      0.00           0.00          0.00          0.00          0.00          0.00
   From realized capital gains                     0.00           0.00          0.00          0.00         (1.59)        (0.44)
                                             ----------     ----------    ----------    ----------    ----------    ----------
   Total distributions                             0.00           0.00          0.00          0.00         (1.59)        (0.44)
                                             ----------     ----------    ----------    ----------    ----------    ----------

Net Asset Value, end of period               $    13.35     $    12.96    $    10.89    $    13.10    $    22.49    $    23.17
                                             ==========     ==========    ==========    ==========    ==========    ==========

TOTAL RETURN                                       3.01%         19.01%       (16.87%)      (41.75%)        3.98%        37.06%

Ratios/supplemental data
   Net assets, end of period (in 000's)      $    9,686     $    9,961    $    8,694    $   10,998    $   18,522    $    6,472
   Ratio of expenses to average net assets
      before waivers                            2.52% *           2.65%         2.51%    2.67% (b)          2.20%         2.72%
      net of waivers                            2.20% *           2.20%         2.20%    2.20% (b)          2.20%         2.15%
   Ratio of net investment income (loss) to
    average net assets
      before waivers                              (1.71%)*       (1.74%)       (1.95%)       (1.97%)       (1.68%)       (2.13%)
      net of waivers                              (1.39%)*       (1.29%)       (1.64%)       (1.50%)       (1.68%)       (1.56%)

Portfolio Turnover Rate                          189.02%        200.08%       186.07%       191.81%        49.76%        81.53%


(a) Net investment loss per share is calculated using ending balances prior to the consideration of adjustments for permanent book and tax differences.

(b) Ratio excludes certain expenses not subject to the expense limitation pursuant to the voluntary agreement with management. If such expenses had been included, the ratios would have been 2.79% and 2.32%, respectively.

* Annualized

    The accompanying notes are an integral part of the financial statements.

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Noah Fund Large-Cap Growth Portfolio (the "Fund"), formerly the Noah Fund, was organized as a series of The Noah Investment Group, Inc. (the "Company") incorporated under the laws of the state of Maryland on December 16, 1992. The Company is registered as an open-end diversified management investment company under the Investment Company Act of 1940 (the "1940 Act"). The primary investment objective of the Fund is to seek capital appreciation consistent with the preservation of capital, as adjusted for inflation, and current income. The Fund will not invest in and may not acquire the securities of businesses that are engaged, directly or through subsidiaries, in the alcoholic beverage, tobacco, pornographic and gambling industries or companies in the business of aborting life before birth.

The Fund became effective with the Securities and Exchange Commission (the "SEC") on May 10, 1996 and commenced operations on May 17, 1996.

The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation - Equity securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment Manager under supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied, and will continue to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its net investment income and net realized capital gains so as to relieve the Fund from all federal income taxes.

c) Distributions to Shareholders - Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Permanent financial reporting and tax differences are reclassified to additional capital paid-in.

d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions utilizing an identified cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

2.    ADVISORY FEE AND OTHER RELATED TRANSACTIONS

The Fund has entered into a Management Agreement with Polestar Management Company (the "Manager"). Pursuant to the Management Agreement, the Manager is responsible for the day-to-day business affairs, including the review and supervision of the Fund investment program and for administrative services. For its services to the Fund, the Manager receives an annual fee, payable monthly, calculated at an annual rate of 1.00% of the Fund's average daily net assets. The Manager voluntarily agreed to reimburse its management fee and other expenses to the extent that the total operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.20% of the average net assets of the Fund. This voluntary waiver may be terminated upon approval of the Board of Directors. For the six-month period ended April 30, 2004, Polestar Management Company earned advisory fees of $49,243 and waived $15,635.

The Manager has entered into a Sub-Advisory Agreement with Geewax, Terker & Company (the "Sub-Advisor"). The Sub-Advisor is responsible for the day-to-day recommendations regarding the investment and reinvestment of the Fund's net assets. Under the terms of the Sub-Advisory Agreement, the Manager compensates the Sub-Advisor a fee of $1.00 per annum until the average net assets of the Fund exceed $20 million. Upon reaching that level, the Sub-Advisor will receive a monthly fee at the annual rate of 0.75% of the average daily net assets in excess of $20 million to $50 million; 0.50% of such assets in excess of $50 million to $100 million; and 0.35% of such assets in excess of $100 million.

The Administrator provides administrative services to and is generally responsible for the overall management and day-to-day operations of each Fund pursuant to an accounting and administrative agreement with the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. As compensation for its services, the Administrator receives a fee at the annual rate of 0.40% of the aggregate of the Fund'S first $100 million of average daily net assets, 0.30% of the next $100 million of average daily net assets, 0.25% of the next $100 million of average daily net assets, 0.20% of the next $200 million and 0.15% of the net assets in excess of $500 million.

The Fund has adopted a distribution plan (the "Distribution Plan"), pursuant to which the Fund may incur distribution expenses of up to 0.25% per annum of the Fund's average daily net assets. The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and financial reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents. For the six-month period ended April 30, 2004, the Fund incurred $12,311 in distribution fees pursuant to the Distribution Plan. Certain directors and officers of the Fund are directors and officers of the Manager.

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

3.    CARRYOVERS

The fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2003, the Fund had net capital loss carryforwards of approximately $7,434,000 of which $428,000 expires in 2008, $5,438,000 expires in 2009, and $1,568,000 expires in 2010.

4.    CAPITAL SHARE TRANACTIONS

Transactions in capital shares of the Fund were as follows:


                                      SIX-MONTH PERIOD ENDED     YEAR ENDED
                                          APRIL 30, 2004      OCTOBER 31, 2003
                                      ----------------------  ----------------

Shares sold                                 34,242                   114,665
Shares issued to holders in
reinvestment of dividends                       --                        --
Shares redeemed                            (77,085)                 (144,175)
                                          --------                  --------

Net decrease                               (42,843)                  (29,510)
                                          ========                  ========


5.    INVESTMENT TRANSACTIONS

For the six-month period ended April 30, 2004, purchases and sales of investment securities, excluding short-term investments, were as follows:

                      Purchases               $ 18,613,071
                      Sales                   $ 19,335,984

At April 30, 2004, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                      Appreciation           $    528,752
                      Depreciation               (472,426)
                      Net Appreciation
                           on investments    $     56,326


At April 30, 2004 the cost of investments for federal income tax purposes was $9,574,570.

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


6.    DISTRIBUTIONS TO SHAREHOLDERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The tax character of distributions paid during the fiscal years 2003 and 2002 was as follows:

DISTRIBUTIONS PAID FROM:                           2003               2002
                                               --------------     -------------
            ORDINARY INCOME                     $          -       $          -

            LONG-TERM CAPITAL GAIN                         -                  -
                                               --------------     -------------
                                                $          -       $          -
                                               ==============     =============


As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                            VALUE
                                                       -----------------
UNDISTRIBUTED ORDINARY INCOME                          $           --
UNDISTRIBUTED LONG-TERM CAPITAL GAIN                       (7,535,243)

UNREALIZED APPRECIATION                                       986,570
                                                       -----------------
                                                        $  (6,548,673)
                                                       =================

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


7.    TRUSTEE INFORMATION

-----------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE INTERESTED PERSONS OF THE COMPANY
-----------------------------------------------------------------------------------------------------------------
                      POSITION(S)  TERM OF OFFICE                                   NUMBER OF    OTHER
NAME, ADDRESS & AGE   HELD WITH    & LENGTH OF       PRINCIPAL OCCUPATION(S)        PORTFOLIOS   DIRECTORSHIPS
                      THE FUND     TIME SERVED       DURING PAST 5 YEARS            OVERSEEN     HELD
--------------------- ------------ ----------------- ------------------------------ ------------ ----------------
*William L. Van       Director,    Each Director     Mr. Van Alen is an attorney         1       USA
Alen, Esq.            President,   serves for an     engaged in the private                      Technologies,
975 Delchester Road   Treasurer    indefinite        practice of law since 1962.                 Inc.
Newtown, PA 19382                  term.  Mr. Van    He is also President,
                                   Alen has served   Director and Chairman of the                Polestar
                                   since 1996.       Board of Polestar Management                Management
Age 71                                               Company, the Fund's                         Company
                                                     Advisor.  He is also
                                                     President of Cornerstone                    Cornerstone
                                                     Entertainment, Inc., a                      Entertainment,
                                                     company engaged in the film                 Inc.
                                                     and entertainment industry.
-----------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE COMPANY
--------------------- ------------ ----------------- ------------------------------ ------------ ----------------
                      POSITION(S)  TERM OF OFFICE                                   NUMBER OF    OTHER
NAME, ADDRESS & AGE   HELD WITH    & LENGTH OF       PRINCIPAL OCCUPATION(S)        PORTFOLIOS   DIRECTORSHIPS
                      THE FUND     TIME SERVED       DURING PAST 5 YEARS            OVERSEEN     HELD
--------------------- ------------ ----------------- ------------------------------ ------------ ----------------
Dr. Forest H.         Director     Each Director     Dr. Anthony has been Vice           1       None
Anthony, MD                        serves for an     President of Protarga, Inc.,
1426 Fairview Road                 indefinite        a pharmaceutical company,
Villanova, PA 19085                term.  Dr.        from June 1998 to the
                                   Anthony has       present; was the Director of
                                   served since      Science of the University
Age 53                             1996.             City Science Center, a
                                                     technology company, from
                                                     September 1997 to June 1998;
                                                     was President and Chief
                                                     Executive Officer of Avid
                                                     Corporation, a
                                                     pharmaceutical company, from
                                                     January 1991 to September
                                                     1997; was a member of the
                                                     Board of Directors of the
                                                     Biotechnology Industry
                                                     Organization, a trade
                                                     association, from 1993 to
                                                     1997; and has been Chairman
                                                     of the Board of Trustees of
                                                     The American Academy, a
                                                     nonprofit organization,
                                                     which is a school for grades
                                                     kindergarten through twelfth
                                                     grade.
--------------------- ------------ ----------------- ------------------------------ ------------ ----------------

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

7.    TRUSTEE INFORMATION (CONTINUED)

-----------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE COMPANY (CONT'D)
-----------------------------------------------------------------------------------------------------------------
                      POSITION(S)  TERM OF OFFICE                                   NUMBER OF    OTHER
NAME, ADDRESS & AGE   HELD WITH    & LENGTH OF       PRINCIPAL OCCUPATION(S)        PORTFOLIOS   DIRECTORSHIPS
                      THE FUND     TIME SERVED       DURING PAST 5 YEARS            OVERSEEN     HELD
--------------------- ------------ ----------------- ------------------------------ ------------ ----------------
Mr. Roger J. Knake    Director     Each Director     Mr. Knake has been President        1       None
615 Mountain View                  serves for an     of MCX, Inc. (formerly known
Road                               indefinite        as XITEL, Inc.) from June
Berwyn, PA 19312                   term.  Mr.        1983 to the present.  MCX,
                                   Knake has         Inc. is a computer software
Age 63                             served since      consultant company.
                                   1996.
--------------------- ------------ ----------------- ------------------------------ ------------ ----------------
Mr. Martin V.         Director     Each Director     Mr. Miller was engaged in           1       None
Miller, Esq.                       serves for an     the practice of securities
344 Venetian Drive,                indefinite        law during the period from
#2                                 term.  Mr.        1959 until 2000.  During
Delray Beach, FL                   Miller has        that period of time, he was
33483                              served since      employed by the U.S.
                                   2000.             Securities and Exchange
                                                     Commission until 1968, as a
Age 78                                               partner in the Law firm,
                                                     Stradley, Ronon, Stevens and
                                                     Young, LLP until 1983 and as
                                                     a sole practitioner until
                                                     his retirement in 2000.
--------------------- ------------ ----------------- ------------------------------ ------------ ----------------

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

7.    TRUSTEE INFORMATION (CONTINUED)

-----------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE COMPANY (CONT'D)
-----------------------------------------------------------------------------------------------------------------
                      POSITION(S)  TERM OF OFFICE                                   NUMBER OF    OTHER
NAME, ADDRESS & AGE   HELD WITH    & LENGTH OF       PRINCIPAL OCCUPATION(S)        PORTFOLIOS   DIRECTORSHIPS
                      THE FUND     TIME SERVED       DURING PAST 5 YEARS            OVERSEEN     HELD
--------------------- ------------ ----------------- ------------------------------ ------------ ----------------
Mr. George Jensen     Director     Each Director     Chairman, CEO and Director          1       USA
200 Plant Avenue                   serves for an     of USA Technologies, Inc., a                Technologies,
Wayne, PA  19087                   indefinite        technology design and                       Inc.
                                   term. Mr.         manufacturing company, since
                                   Miller has        1992. Executive officer of
Age 55                             served since      American Film Technologies
                                   1996.             from 1985 until 1992.  CEO
                                                     and President of
                                                     International Film
                                                     Productions, Inc. from 1979
                                                     to 1985.  Named 1989
                                                     Entrepreneur  of the Year in
                                                     the high technology category
                                                     for Philadelphia by Ernst &
                                                     Young and Inc. Magazine.
                                                     Mr. Jensen received his
                                                     Bachelor of Science Degree
                                                     from the University of
                                                     Tennessee and is a graduate
                                                     of the Advanced Management
                                                     Program at the Wharton
                                                     School of the University of
                                                     Pennsylvania.
--------------------- ------------ ----------------- ------------------------------ ------------ ----------------

* Mr. William L. Van Alen, Jr. is an interested person of the Company, as such term is defined in the Investment Company Act of 1940, as amended, by virtue of being an officer of The Noah Investment Group, Inc. and an officer and director of Polestar Management Company.

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

8.    PROXY VOTING PROCEDURES

The Company's Board of Directors has approved proxy voting procedures for the Company setting forth guidelines and procedures for the voting of proxies relating to securities held by the Fund. Records of the Fund's proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of these procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The procedures are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to NOAH Investment Group, Inc., c/o Citco Mutual Fund Services, Inc., 83 General Warren Blvd., Suite 200, Malvern, PA 19355, or by calling toll free at 1-800-794-NOAH (6624).

                       Investment and Management Services

                          POLESTAR MANAGEMENT COMPANY

                            GEEWAX TERKER & COMPANY

                                   Custodian

                               WACHOVIA BANK, NA

                          Transfer, Dividend Disbursing
                         And Accounting Services Agent

                        CITCO MUTUAL FUND SERVICES, INC.

                                    Auditors

                               SANVILLE & COMPANY

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of April 1, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

File the exhibits below as part of this form.

      (1) Certifications

                                   SIGNATURES
                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Noah Investment Group, Inc.

By (Signature and Title)*               /s/William L. Van Alen, Jr.
                                        ------------------------------
                                           William L. Van Alen, Jr.
                                           PRESIDENT AND TREASURER

Date       07/09/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/William L. Van Alen, Jr.
                                         ------------------------------
                                            William L. Van Alen, Jr.
                                            PRESIDENT

Date    07/09/2004

By (Signature and Title)*                /s/William L. Van Alen, Jr.
                                         ------------------------------
                                         William L. Van Alen, Jr.
                                         TREASURER

Date     07/09/2004

* Print the name and title of each signing officer under his or her signature.